Organization, Business Operation and Going Concern (Details) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 19, 2022	Aug. 16, 2022	Jul. 22, 2021	Jun. 30, 2023	Dec. 31, 2022	Jul. 18, 2022	Dec. 31, 2021	Jul. 28, 2021
Organization, Business Operation and Going Concern (Details) [Line Items]
Subsequently forfeited (in Shares)								1,875,000
Transaction costs				$ 9,562,126	$ 9,562,126
Consisting of underwriting commissions				2,766,246	2,766,246
Deferred underwriting commissions				4,840,931	4,840,931
Fair value of the representative shares				1,383,123	1,383,123
Other cash offering costs				$ 571,826	$ 571,826
Percentage of outstanding voting rights				50.00%	50.00%
Price per unit (in Dollars per share)	$ 10.29
Redeemed percentage of public shares				100.00%	100.00%
Net tangible assets				$ 5,000,001	$ 5,000,001
Principal amount	$ 1,383,123				300,000	$ 1,383,123
Approximately amount	$ 125,587,180.34
Interest to pay dissolution expenses				$ 100,000	$ 100,000
Transaction agreement, description				The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.15 per public share or (2) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under our indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933 (the “Securities Act”).	The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.15 per public share or (2) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under our indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933 (the “Securities Act”).
Cash amount				$ 83,227	$ 303,449		$ 680,302
Working capital deficit				3,518,185	2,882,521
Sponsor payment				300,000	$ 25,000
Consideration amount				$ 125,000,000
Common stock price per shares (in Dollars per share)				$ 11.14
tax percentage		1.00%		1.00%	1.00%
Working capital					$ 418,498
IPO [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Consummated of IPO units (in Shares)			13,831,230
Sale of price per unit (in Dollars per share)			$ 10
Sale of units (in Shares)			13,831,230
Net proceeds			$ 140,386,985
Price per unit (in Dollars per share)			$ 10.15
Shares issued (in Shares)	12,204,072
Sponsor payment				$ 25,000
Common stock price per shares (in Dollars per share)			10
Public Shares [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Sale of price per unit (in Dollars per share)			$ 10
Redeemed percentage of public shares			100.00%		100.00%
Private Placement [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Sale of price per unit (in Dollars per share)			$ 10		$ 10
Sale of units (in Shares)			675,593
Common stock price per shares (in Dollars per share)				$ 10
Over-Allotment Option [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Stock options to purchased shares (in Shares)			1,331,230
Sponsor [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Principal amount						$ 1,383,123
Business Combination [Member]
Organization, Business Operation and Going Concern (Details) [Line Items]
Percentage of fair market value				80.00%	80.00%
Business combination reason, description				The Company will have only until January 22, 2024 to complete the initial Business Combination (the “Combination Period”). Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement to be entered into between the Company and Continental Stock Transfer & Trust Company, in order to extend the time available for the Company to consummate its initial Business Combination, the Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account for each additional three month period, $1,383,123 ($0.10 per share on or prior to the date of the applicable deadline) for each additional three month period. Any such payments would be made in the form of a loan. Any such loans will be non-interest bearing and payable upon the consummation of an initial Business Combination. If the Company completes an initial Business Combination, it will, at the option of the Sponsor, repay such loaned amounts out of the proceeds of the Trust Account released to the Company or convert a portion or all of the total loan amount into units at a price of $10.00 per unit.	The Company will have only until July 22, 2023 to complete the initial Business Combination (the “Combination Period”). Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement to be entered into between the Company and Continental Stock Transfer & Trust Company, in order to extend the time available for the Company to consummate its initial Business Combination, the Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the trust account for each additional three month period, $1,383,123 ($0.10 per share on or prior to the date of the applicable deadline) for each additional three month period. Any such payments would be made in the form of a loan. Any such loans will be non-interest bearing and payable upon the consummation of an initial business combination. If the Company completes an initial business combination, it will, at the option of the Sponsor, repay such loaned amounts out of the proceeds of the trust account released to the Company or convert a portion or all of the total loan amount into units at a price of $10.00 per unit.